Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Class of Stock Disclosures [Abstract]
Summary of Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022 are calculated as follows:

	For the year ended December 31,
	2020	2021		2022
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss	(3,176,914)	(4,628,133)	(1,800,926)	(671,187)	(97,313)	(135,696)	(19,674)
Accretion of redeemable convertible preferred shares	(320,301)	(207,598)	(80,782)	—	—	—	—
Accretion of redeemable noncontrolling interests	—	—	—	(6,230)	(903)	(1,260)	(183)
Numerator for computing basic and diluted net loss per share	(3,497,215)	(4,835,731)	(1,881,708)	(677,417)	(98,216)	(136,956)	(19,857)
Denominator:
Weighted average number of ordinary shares outstanding	63,690,000	140,170,091	54,543,800	269,787,113	269,787,113	54,543,800	54,543,800
Loss per share (RMB):
Basic and diluted net loss per share:	(54.91)	(34.50)	(34.50)	(2.51)	(0.36)	(2.51)	(0.36)